Risk Management - Liquidity and interest risk tables - Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds, weighted average effective interest rate (as a percent)	3.79%	3.79%
Convertible bonds	$ 442,500	$ 442,500	$ 843,200
Bonds payable, weighted average effective interest rate (as a percent)	4.52%	4.52%	4.52%
Bonds payable	$ 500,000	$ 500,000	$ 500,000
Medium-term notes, weighted average effective interest rate (as a percent)	3.70%	3.70%	3.70%
Medium-term notes	$ 226,162	$ 226,162	$ 226,162
Short-term notes, weighted average effective interest rate (as a percent)			2.99%
Short-term notes			$ 90,465
Finance lease payables, weighted average effective interest rate (as a percent)		3.68%	3.68%
Finance lease payables		$ 6,677	$ 7,647
Trade and other payables	964,860	1,050,460	940,553
Other liabilities	76,060	85,123
Contingent consideration	11,948	12,549
Non-derivative financial liabilities	$ 4,519,666	$ 4,510,530	$ 4,124,566
Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings, weighted average effective interest rate (as a percent)	2.26%	3.20%	2.50%
Interest-bearing bank and other borrowings	$ 680,040	$ 817,224	$ 653,313
Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings, weighted average effective interest rate (as a percent)	2.70%	2.36%	2.62%
Interest-bearing bank and other borrowings	$ 1,618,096	$ 1,369,835	$ 863,226
Minimum
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds, weighted average effective interest rate (as a percent)			2.78%
Maximum
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds, weighted average effective interest rate (as a percent)			3.79%
Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds			$ 393,200
Finance lease payables		434	382
Trade and other payables	911,415	880,795	915,840
Other liabilities	14,570
Non-derivative financial liabilities	1,143,738	1,038,279	1,446,189
Less than 3 months | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	2,192	140,338	130,728
Less than 3 months | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	215,561	16,712	6,039
3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds payable	500,000
Medium-term notes	226,162
Short-term notes			90,465
Finance lease payables		1,308	1,147
Trade and other payables	15,129	5,492	1,353
Other liabilities	19,670	20,661
Non-derivative financial liabilities	1,076,652	139,971	167,041
3 months to 1 year | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	124,797	24,757	6,729
3 months to 1 year | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	190,894	87,753	67,347
1 year to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds	442,500	442,500	450,000
Bonds payable		500,000	500,000
Medium-term notes		226,162	226,162
Finance lease payables		4,935	6,118
Trade and other payables	36,105	161,169	21,706
Other liabilities	41,820	64,462
Contingent consideration	11,948	12,549
Non-derivative financial liabilities	1,865,128	2,683,641	2,120,519
1 year to 5 years | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	282,735	313,497	131,474
1 year to 5 years | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	1,050,020	958,367	785,059
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	2,211	3,004	1,654
Non-derivative financial liabilities	434,148	648,639	390,817
Over 5 years | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	270,316	338,632	384,382
Over 5 years | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing bank and other borrowings	$ 161,621	$ 307,003	$ 4,781